Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows used in operating activities:
Net loss	$ (40,482,802)	$ (27,591,750)	$ (24,775,289)
Loss from discontinued operations	21,277,604	16,559,140	15,703,028
Loss from continuing operations	(19,205,198)	(11,032,610)	(9,072,261)
Adjustments to reconcile loss from continuing operations to net cash used in continuing operating activities:
Provision (benefit) for income taxes	(37,562)	78,532	78,531
Provision for doubtful accounts	132,000	322,000	85,000
Depreciation for property and equipment	9,251,311	8,792,662	8,748,977
Amortization of Intangible Assets	392,272	888,969	3,093,817
Amortization of debt issuance costs	939,498	262,820
Amortization of debt discount	1,140,627	319,084
Accrued interest	1,453,347	295,556
Stock-based compensation - Options	1,024,246	960,490	1,253,661
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	534,555
Gain on business acquisition			(1,004,099)
Loss on sale and disposition of property and equipment			120,644
Deferred rent	(139,430)	376,860	575,541
Changes in operating assets and liabilities:
Accounts receivable	146,527	(514,043)	208,506
Prepaid expenses and other current assets	(159,901)	80,377	(513,247)
Other assets	(70,841)	4,144	1,935,801
Accounts payable	119,925	(278,408)	(157,359)
Accrued expenses	19,486	(598,586)	(1,913,078)
Deferred revenues	101,908	(11,934)	(120,659)
Total Adjustments	14,847,968	10,978,523	12,392,036
Net cash used in continuing operating activities	(4,357,230)	(54,087)	3,319,775
Net cash used in discontinued operating activities	(10,896,524)	(13,359,041)	(12,804,213)
Net cash used in operating activities	(15,253,754)	(13,413,128)	(9,484,438)
Cash flows used in investing activities:
Acquisitions of property and equipment	(6,487,040)	(5,086,298)	(5,878,483)
Lease incentive payment from landlord	10,626	380,000
Acquisition of a business, net of cash acquired			(222,942)
Proceeds from sale of property and equipment			18,365
Payments of security deposits	(7,950)	(44,618)	359,358
Deferred acquisition payments	(11,517)	(67,246)	(162,987)
Net cash used in continuing investing activities	(6,495,881)	(4,818,162)	(5,886,689)
Net Cash Used In Discontinued Investing Activities	(187,524)	(2,218,594)	(1,675,775)
Net cash used in investing activities	(6,683,405)	(7,036,756)	(7,562,464)
Cash flows provided by (used in) financing activities:
Payments on capital lease obligations	(1,016,035)	(796,513)	(784,198)
Proceeds upon exercise of options			292,389
Issuance of common stock under employee stock purchase plan	42,216	39,908	68,680
Net proceeds from debt financing		31,056,260
Fair value of options repurchased		(3,793)
Proceeds from Issuance of Common Stock			30,499,336
Net cash provided by (used in) continuing financing activities	(973,819)	30,295,862	30,076,207
Net Cash (Used In) Provided By Discontinued Financing Activites
Net cash provided by (used in) financing activities	(973,819)	30,295,862	30,076,207
Net (Decrease) Increase In Cash and Cash Equivalents
Continuing Operations	(11,826,930)	25,423,613	27,509,293
Discontinued Operations	(11,084,048)	(15,577,635)	(14,479,988)
Net decrease in cash and cash equivalents	(22,910,978)	9,845,978	13,029,305
Cash and cash equivalents - Beginning of period	38,027,509	28,181,531	15,152,226
Cash and cash equivalents - End of period	15,116,531	38,027,509	28,181,531
Supplemental disclosures of cash flow information:
Interest	3,163,976	833,364	220,634
Taxes	24,028	24,609	21,619
Non-cash investing and financing activities:
Fair value of common stock issued for an acquisition			951,256
Under capital leases	810,026	339,652	80,894
Included in accrued expenses	$ 178,134	$ 524,280	$ 867,311